Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Schedule of property and equipment, net
	2022	2021
Buildings	$19,395	$14,180
Computer hardware	3,112	3,051
Tooling, machinery and equipment	9,542	8,868
Vehicles	337	337
Computer software	4,212	1,032
Leasehold improvements	383	297
Construction in process	392,935	275,048
Less: Accumulated depreciation	(12,113)	(9,678)
Total property and equipment, net	$417,803	$293,135